Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
17	Cash and cash equivalents
Cash and cash equivalents are analysed as follows:

	31/12/19	31/12/18
Cash on hand	188	439
Bank accounts	39,611	61,692

Total	39,799	62,131

As at December 31, 2019 the Chinese subsidiary Italsofa Shanghai Ltd has a deposit of 13,090 with a domestic bank. The remittance of such cash to the Parent in Italy could take 3 to 4 months due to the local requirements that need to be complied with before this can take place.
Cash and cash equivalents denominated in foreign currencies as at December 31, 2019 and 2018 amount to 36,031 and 49,413, respectively. Furthermore, the following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/19	31/12/18
Europe	21,168	40,479
China	16,572	18,290
North America	1,317	2,857
South America	575	318
Other	167	187

Total	39,799	62,131

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/19	31/12/18	31/12/17
Cash and cash equivalents in the statement of financial position	39,799	62,131	55,035
Bank overdrafts repayable on demand	(1,974)	(1,762)	—

Cash and cash equivalents in the statement of cash flows	37,825	60,369	55,035

Bank overdrafts repayable on demand form an integral part of the Group’s cash management.